Related Party Disclosures (Tables)	12 Months Ended
Sep. 30, 2023
Key Management Personnel
Disclosure of transactions between related parties [line items]
Related Party Transactions	Key management compensation is comprised of the following:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Short-term employee benefits	16,436	12,569	6,940	1,252
Long-term employee benefits	244	—	131	183
Post-employment benefits	732	839	309	433
Termination benefits	2,053	120	—	—
Share-based compensation	54,752	—	—	—
Total	74,217	13,528	7,380	1,868

Other Related Party Transactions
Disclosure of transactions between related parties [line items]
Related Party Transactions

Other related party transactions

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Sales		—	—	(345)
Consulting fees and cost reimbursements	(405)	(2,867)	—	—
Lease payments		—	—	(3,018)
Interest expense		—	—	(484)